Related Party Transactions (Tables)	6 Months Ended
Feb. 29, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
					February 29	February 28
					2020	2019
Management, consulting	Contract		Non Cash		Total	Total
and director services	$	%	$	%	$	$
CAB Financial Services(1)	131,557	100	—	—	131,557	92,319
M&E Services Ltd.(1)	58,785	100	—	—	58,785	56,238
Docherty Management Limited(1)	113,569	38	187,069	62	300,638	83,263
Directors	35,214	100	—	—	35,214	225,588
	339,125		187,069		526,194	457,408

    (1) C.A.B. Financial Services is owned by the CEO of the Company, M&E Services Ltd. is owned by the CFO of the Company, and Docherty Management  Limited is owned by the President of the Company.